Note 4 - Fair Value Measurements - Assets and Liabilities Measured On Recurring Basis (Details) - Commodity Contract [Member] - Fair Value, Recurring [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Commodity price derivatives	$ 12,558
Fair Value, Inputs, Level 1 [Member]
Commodity price derivatives	0
Fair Value, Inputs, Level 2 [Member]
Commodity price derivatives	12,558
Fair Value, Inputs, Level 3 [Member]
Commodity price derivatives	$ 0